FINANCE AND ACCRETION EXPENSE	12 Months Ended
Dec. 31, 2025
Disclosure Of Finance And Accretion Expenses [Abstract]
FINANCE AND ACCRETION EXPENSE [Text Block]

7. FINANCE AND ACCRETION EXPENSE

	Years ended December 31,
	2025	2024
Interest expense	71,447	61,886
Amortization of deferred financing charges (Note 16)	2,503	2,515
Loss on settlement of long-term debt (Note 16)	-	4,646
Less: interest expense capitalized (Note 12)	(29,759)	(23,060)
Finance expense	44,191	45,987

Accretion on deferred revenue (Note 19)	10,165	7,244
Accretion on PER (Note 20)	2,862	2,780
Accretion on Cariboo consideration payable (Note 17)	13,237	23,920
Accretion on Florence royalty obligation (Note 18)	34,178	12,993
Accretion expense	60,442	46,937

Total Finance and Accretion expense	104,633	92,924

For the year ended December 31, 2025, interest expense includes $1,854 (2024 - $1,378) from lease liabilities. Borrowing costs are capitalized at a weighted-average rate of 8.25% (2024 - 7.70%).

For the year ended December 31, 2024, as part of the senior secured notes refinancing completed in April 2024, the Company redeemed its US$400,000 aggregate principal amount of senior secured notes (the "2026 Notes") on April 23, 2024, resulting in a loss of $4,646 due to the write-off of previously deferred financing costs. In addition, the Company also paid a one-time redemption call premium of $9,571 on the settlement of the 2026 Notes, which was not included in finance and accretion expense shown above.